Risk management - Regulatory capital phase-in coefficients (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Risk management
Level 1 ordinary eligible capital (millions of euros)	€ 69,399	€ 70,497	€ 67,962
Level 1 additional eligible capital (millions of euros)	9,102	9,039	9,754
Level 2 eligible capital (millions of euros)	12,514	11,531	11,009
Risks (millions of euros)	€ 562,580	€ 605,244	€ 592,319
Level 1 ordinary capital coefficient (CET 1) (as a percent)	12.34%	11.65%	11.47%
Level 1 additional capital coefficient (AT1) (as a percent)	1.61%	1.49%	1.65%
Level 1 phase in capital ratio (as a percent)	13.95%	13.14%	13.12%
Level 2 capital coefficient (TIER 2) (as a percent)	2.23%	1.91%	1.86%
Total capital coefficient (as a percent)	16.18%	15.05%	14.98%